REVENUES - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract assets at January 1	$ 1,269
Contract assets at December 31	756	$ 1,269
Contract liabilities at January 1	196
Contract liabilities at December 31	232	196
Contract Assets and Liabilities [Member]
Contract assets at January 1	1,269	899
Contract assets at December 31	756	1,269
Change in contract assets - increase (decrease)	(513)	370
Contract liabilities at January 1	196	366
Contract liabilities at December 31	232	196
Change in contract liabilities - increase (decrease)	36	(170)
Net change	$ (477)	$ 200